Goodwill - Additional Information (Detail)					1 Months Ended
	Apr. 22, 2014	Aug. 11, 2005	Jul. 12, 2002	May 11, 1999	Nov. 30, 2000	Dec. 31, 1996
Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Information About Goodwill [Line Items]
Acquisition percentage from investment company						100.00%
Enel Distribucion Chile S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Additional ownership percentage					25.40%
Ownership interest in subsidiary					99.09%
Enel Generacin Chile S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Additional ownership percentage				35.00%
Ownership interest in subsidiary				60.00%
Additional ownership percentage through stock exchange.				30.00%
Additional ownership percentage through other parties				5.00%
GasAtacama Chile S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Ownership interest in subsidiary	50.00%	25.00%
Percentage of acquisition through put option			2.51%